Condensed consolidating financial information - Condensed Consolidated Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 19,564	£ 14,130	£ 12,536
Raw materials and consumables used		(4,520)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(513)	44	184
Employee benefit costs		(2,679)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(902)	(607)	(428)
Other operating income		144	176	225
Other operating expenses		(4,682)	(3,037)	(2,704)
Profit from operations		6,412	4,655	4,557
Net finance (costs)/income		(1,094)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,527	6,245	5,855
Taxation on ordinary activities		8,129	(1,406)	(1,333)
Profit for the year		37,656	4,839	4,522
Attributable to:
Owners of the parent		37,485	4,648	4,290
Non-controlling interests		171	191	232
Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		19,564	14,130	12,536
Raw materials and consumables used		(4,520)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(513)	44	184
Employee benefit costs		(2,679)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(902)	(607)	(428)
Other operating income		144	176	225
Other operating expenses		(4,682)	(3,037)	(2,704)
Profit from operations		6,412	4,655	4,557
Net finance (costs)/income		(1,094)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,527	6,245	5,855
Taxation on ordinary activities		8,129	(1,406)	(1,333)
Profit for the year		37,656	4,839	4,522
Attributable to:
Owners of the parent		37,485	4,648	4,290
Non-controlling interests		171	191	232
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(7)	(2)
Other operating expenses		(101)	(75)	(66)
Profit from operations		(109)	(82)	(68)
Net finance (costs)/income		3	(54)	(36)
Profit before taxation		(106)	(136)	(104)
Equity income from subsidiaries		37,656	4,839	4,522
Profit for the year		37,550	4,703	4,418
Attributable to:
Owners of the parent		37,550	4,703	4,418
BAT p.l.c., Parent guarantor | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(7)	(2)
Other operating expenses		(101)	(75)	(66)
Profit from operations		(109)	(82)	(68)
Net finance (costs)/income		3	(54)	(36)
Profit before taxation		(106)	(136)	(104)
Equity income from subsidiaries		37,656	4,839	4,522
Profit for the year		37,550	4,703	4,418
Attributable to:
Owners of the parent		37,550	4,703	4,418
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		3,459
Raw materials and consumables used		(346)
Changes in inventories of finished goods and work in progress		(7)
Employee benefit costs		(117)
Depreciation, amortisation and impairment costs		(28)
Other operating income		7
Other operating expenses		(2,889)
Profit from operations		79
Net finance (costs)/income		11
Profit before taxation		90
Taxation on ordinary activities		(240)
Equity income from subsidiaries		3,870
Profit for the year		3,720
Attributable to:
Owners of the parent		3,720
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(35)
Other operating income		34
Other operating expenses		(6)
Profit from operations		(7)
Net finance (costs)/income		(190)
Profit before taxation		(197)
Taxation on ordinary activities		61
Equity income from subsidiaries		4,259
Profit for the year		4,123
Attributable to:
Owners of the parent		4,123
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(2)
Profit from operations		(2)
Net finance (costs)/income		9
Profit before taxation		7
Taxation on ordinary activities		(3)
Equity income from subsidiaries		3,893
Profit for the year		3,897
Attributable to:
Owners of the parent		3,897
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		16,243	14,130	12,536
Raw materials and consumables used		(4,286)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(507)	44	184
Employee benefit costs		(2,525)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(874)	(607)	(428)
Other operating income		1,859	176	225
Other operating expenses		(3,499)	(3,037)	(2,704)
Profit from operations		6,411	4,655	4,557
Net finance (costs)/income		(908)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,712	6,245	5,855
Taxation on ordinary activities		8,311	(1,406)	(1,333)
Profit for the year		38,023	4,839	4,522
Attributable to:
Owners of the parent		37,852	4,648	4,290
Non-controlling interests		171	191	232
All other companies, Non-guarantor subsidiaries | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		19,564	14,130	12,536
Raw materials and consumables used		(4,520)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(513)	44	184
Employee benefit costs		(2,641)	(2,271)	(2,033)
Depreciation, amortisation and impairment costs		(902)	(607)	(428)
Other operating income		109	176	225
Other operating expenses		(4,671)	(3,033)	(2,699)
Profit from operations		6,426	4,662	4,568
Net finance (costs)/income		(1,403)	(1,231)	(145)
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,232	5,658	5,659
Taxation on ordinary activities		8,094	(1,469)	(1,350)
Profit for the year		37,326	4,189	4,309
Attributable to:
Owners of the parent		37,155	3,998	4,077
Non-controlling interests		171	191	232
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		(138)
Raw materials and consumables used		112
Changes in inventories of finished goods and work in progress		1
Employee benefit costs		8	7	2
Other operating income		(1,756)
Other operating expenses		1,813	75	66
Profit from operations		40	82	68
Net finance (costs)/income		(19)	54	36
Profit before taxation		21	136	104
Equity income from subsidiaries		(49,678)	(4,839)	(4,522)
Profit for the year		(49,657)	(4,703)	(4,418)
Attributable to:
Owners of the parent		(49,657)	(4,703)	(4,418)
Eliminations | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		8	7	2
Other operating expenses		101	75	66
Profit from operations		109	82	68
Net finance (costs)/income		(55)	54	36
Profit before taxation		54	136	104
Equity income from subsidiaries		(41,915)	(4,839)	(4,522)
Profit for the year		(41,861)	(4,703)	(4,418)
Attributable to:
Owners of the parent		(41,861)	(4,703)	(4,418)
BATCAP, Issuer | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating income		1
Other operating expenses		(1)
Net finance (costs)/income		(62)
Profit before taxation		(62)
Taxation on ordinary activities		10
Profit for the year		(52)
Attributable to:
Owners of the parent		(52)
BATIF, BATNF, BATHTN and RAI, Subsidiary guarantors | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(38)	(3)	(6)
Other operating income		34
Other operating expenses		(10)	(4)	(5)
Profit from operations		(14)	(7)	(11)
Net finance (costs)/income		423	594	207
Profit before taxation		409	587	196
Taxation on ordinary activities		25	63	17
Equity income from subsidiaries		4,259
Profit for the year		4,693	650	213
Attributable to:
Owners of the parent		£ 4,693	£ 650	£ 213

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.